UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22387

Salient Alternative Strategies Master Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell Salient Alternative Strategies Master Fund 4265 San Felipe, 8th Floor Houston, TX 77027 (Name and address of agent for service)	George J. Zornada K & L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: 713-993-4675

Date of fiscal year end: 12/31/14

Date of reporting period: 06/30/14

Item 1.	Reports to Stockholders.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Shareholder Report

June 30, 2014

(Unaudited)

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

(A Limited Partnership)

Consolidated Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in Investment Funds, at fair value (cost $18,656,048)	$20,910,783
Investments in affiliated Investment Funds, at fair value (cost $7,500,000)	8,912,476
Investments in securities, at fair value (cost $15,447,976)	16,082,946

Total investments	45,906,205
Cash and cash equivalents	3,354,104
Deposits with brokers for swap agreements	6,875,235
Foreign currency, at value (cost $193,673)	196,855
Receivable from investments sold	124,285
Receivable from broker for swap agreements	543,517
Dividends and interest receivable	10,812
Unrealized gain on swap agreements	158,192
Prepaids and other assets	5,094

Total assets	57,174,299

Liabilities:
Line of credit	12,619,472
Redemptions payable	1,132,312
Payable on investment purchased	73,677
Payable to broker for swap agreement	960,354
Investment Management Fees payable	79,842
Administration fees payable	20,833
Interest expense payable	42,129
Accounts payable and accrued expenses	83,832

Total liabilities	15,012,451

Net assets	$42,161,848

Net assets consist of:
Paid-in-Capital	$47,330,231
Accumulated net investment loss	(6,288,218)
Accumulated net realized loss	(3,309,511)
Net unrealized appreciation on investments	4,429,346

Net assets	$42,161,848

Net asset value per share outstanding (43,999 shares outstanding)(1)	$958.24

(1)	Per share amount may not recalculate due to rounding of net assets and shares outstanding.

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments

June 30, 2014

(Unaudited)

	Shares/ Principal Amount*	Fair Value	% of Net Assets
Investments in Investment Funds
Passive Foreign Investment Companies
Event Driven (0.14% of Net Assets)
King Street Capital, Ltd. (British Virgin Islands)(1)	481	$56,996

Total Event Driven		56,996

Top Down Alpha (48.40% of Net Assets)
Global Macro
Blueshift Energy Offshore Fund, Ltd. (Cayman Islands)(2)(3)	6,000	7,634,702
BTG Pactual Global Emerging Markets, Ltd. (Cayman Islands)	728	1,817,724
Cumulus Energy Fund (Cayman Islands)	3,740	2,587,594
D.E. Shaw Heliant International Fund, L.P. (Bermuda)(1)		2,707,711
Kepos Alpha Fund, Ltd. (United States)	3,308	3,128,379
MKP Opportunity Offshore, Ltd. (Cayman Islands)	4,289	1,251,045
Roaring Fork Master Fund, L.P. (United States)(2)(4)	1,500	1,277,774

Total Top Down Alpha		20,404,929

Bottom Up Alpha (22.19% of Net Assets)
AQR Delta Offshore Fund, L.P. (Cayman Islands)		1,335,747
Blue Mountain Credit Alternatives Fund, Ltd. (Cayman Islands)	23,518	2,434,753
D.E. Shaw Composite International Fund (Bermuda)(1)		39,760
Hudson Bay Overseas Fund, Ltd. (United States)	705	1,690,840
Millennium International, Ltd. (Cayman Islands)(1)	1,307	2,037,296
Overseas CAP Partners, Inc. (Cayman Islands)	7	61,324
Saba Capital Offshore Fund, Ltd. (Cayman Islands)	1,430	1,333,644
Waterstone Market Neutral Offshore Fund, Ltd. (Cayman Islands)	2,303	427,970

Total Bottom Up Alpha		9,361,334

Total Investments in Investment Funds (Cost $26,156,048)		29,823,259	70.73%

Investments in Securities
Registered Investment Companies
United States
Closed End Mutual Funds (20.86% of Net Assets)
Tactical Credit
Apollo Tactical Income Fund, Inc.(1)	63,993	1,174,272
Ares Dynamic Credit Allocation Fund(1)	66,984	1,219,779
BlackRock Debt Strategies Fund, Inc.(1)	312,500	1,281,249
Kayne Anderson Energy Total Return Fund, Inc.	36,999	1,199,878

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments, continued

June 30, 2014

(Unaudited)

	Shares/ Principal Amount*	Fair Value	% of Net Assets
Registered Investment Companies (continued)
United States (continued)
Closed End Mutual Funds (20.86% of Net Assets) (continued)
Tactical Credit (continued)
Kayne Anderson Midstream/Energy Fund, Inc.(1)	30,465	$1,234,745
Neuberger Berman High Yield Strategies Fund, Inc.(1)	37,936	525,414
Nexpoint Credit Strategies Fund(1)	73,742	890,066
PIMCO Dynamic Credit Income Fund(1)	42,391	1,009,754
PIMCO Dynamic Income Fund(1)	7,600	259,084

Total Tactical Credit		8,794,241

Total Closed End Mutual Funds		8,794,241

Exchange Traded Funds (0.90% of Net Assets)
Tactical Credit
Wisdom Tree Emerging Markets Local Debt Fund(1)	7,968	378,799

Total Tactical Credit		378,799

Total Exchange Traded Funds		378,799

Money Market Funds (10.71% of Net Assets)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Shares, 0.00%(1)(5)	4,516,808	4,516,808

Total Money Market Funds		4,516,808

Total United States		13,689,848

Total Registered Investment Companies		13,689,848

Asset-Backed Securities (1.49% of Net Assets)
United States
Senior Debt
Highland Park CDO, Ltd., 0.56%, 11/25/51(1)(5)(6)	684,931	628,424

Total Senior Debt		628,424

Total United States		628,424

Total Asset-Backed Securities		628,424

Common Stock (1.64% of Net Assets)
United States
Ellington Financial LLC (1)	28,762	690,288

Total United States		690,288

Total Common Stock		690,288

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments, continued

June 30, 2014

(Unaudited)

	Shares/ Principal Amount*	Fair Value	% of Net Assets
Sovereign Bond (2.55% of Net Assets)
Mexico
Republic of Mexico, 6.50%, 06/10/21(1)(7)	12,950,000	$1,074,386

Total Mexico		1,074,386

Total Sovereign Bond		1,074,386

Total Investments in Securities (Cost $15,447,976)		16,082,946	38.15%

Total Investments (Cost $41,604,024)		$45,906,205	108.88%

All Investment Funds and securities are non-income producing unless noted otherwise.
Investments are pledged as collateral to secure borrowings under the line of credit agreement.

*	Shares and principal amounts are listed for each investment as applicable for that investment type.
(1)	Income producing security.
(2)	Affiliated Investment (See Note 5).
(3)	This investment is held by Salient Alternative Strategies Offshore Fund, Ltd. (the “Subsidiary”).
(4)	This investment is held by Roaring Fork Offshore Fund, Ltd. (the “Offshore Fund”).
(5)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2014.
(6)	Security has been fair valued in good faith using fair value procedures approved by the Board of Trustee and represents 1.49% of net assets. See Note 2 for further information.
(7)	The principal amount is disclosed in local currency and fair value is disclosed in U.S. Dollars.

Total Return Swap Agreements:

Underlying Instrument	Counterparty	Maturity Date	Notional Amount at Value	Unrealized Gain (Loss)
GS X-Asset Volatility Carry Series 1 Excess Return Strategy(a)	Goldman Sachs International	1/7/15	$12,408,906	$158,192
Lyxor Swap(b)	Societe Generale	8/19/16	8,817,233	—
Salient DB Index(b)(c)	Deutsche Bank AG	12/18/17	1,000	—

			$21,227,139	$158,192

(a)

This is a synthetic rules-based proprietary strategy which provides synthetic exposure to the volatility risk premium across a certain market, primarily equities, commodities or interest rates for a basket of underlying assets.

(b)	These investments are held by Salient Alternative Strategies Offshore Fund, Ltd. (the “Subsidiary”).
(c)

This is a proprietary index linked to the performance of certain transactions, primarily over the counter foreign exchange and currency option transactions, undertaken by a number of segregated portfolios.

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

(A Limited Partnership)

Consolidated Statement of Operations

Six Months Ended June 30, 2014

(Unaudited)

Investment income:
Dividend income	$235,030
Interest income	101,417

Total investment income	336,447

Expenses:
Investment Management Fees	169,458
Administration fees	64,919
Custodian fees	111,109
Interest expense	139,286
Legal fees	42,135
Professional fees	48,769
Trustees fees	42,711
Other expenses	16,023

Total expenses	634,410

Net investment loss	(297,963)

Net realized and unrealized gain (loss) from investments:
Net realized gain from investments and foreign currency translations	943,534
Net realized loss from futures contracts	(266,169)
Net realized gain from swap agreements	1,043,696
Change in unrealized appreciation/depreciation from investments	594,558

Net realized and unrealized gain from investments	2,315,619

Net increase in net assets resulting from operations	$2,017,656

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Net assets, beginning of period	$43,657,722	$91,295,082
Net increase in net assets resulting from operations:
Net investment loss	(297,963)	(1,527,515)
Net realized gain from investments	1,721,061	6,750,459
Change in unrealized appreciation/depreciation from investments	594,558	(3,889,981)

Net increase in net assets resulting from operations	2,017,656	1,332,963

Distributions	—	(4,926,628)

Change in net assets from distributions	—	(4,926,628)

Capital Transactions:
Subscriptions	—	879,375
Proceeds from reinvestment of dividends	—	4,826,628
Redemptions	(3,513,530)	(49,749,698)

Change in net assets from capital transactions	(3,513,530)	(44,043,695)

Net assets, end of period	$42,161,848	$43,657,722

Accumulated net investment loss	$(6,288,218)	$(5,990,255)

Share Transactions:
Issued	—	895
Reinvested	—	5,283
Redeemed	(3,789)	(51,493)

Change in shares	(3,789)	(45,315)

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

(A Limited Partnership)

Consolidated Statement of Cash Flows

Six Months Ended June 30, 2014

(Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$2,017,656
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(26,898,730)
Proceeds from disposition of investments	36,138,260
Net realized gain from investments	(955,224)
Change in unrealized appreciation/depreciation from investments	(454,727)
Change in unrealized appreciation/depreciation from swap agreements	(154,263)
Accretion of discount	(2,291)
Change in operating assets and liabilities:
Deposits with brokers for futures contracts	3,175,028
Deposits with brokers for swap agreements	1,673,138
Foreign currency, at fair value	(33,737)
Receivable from investments sold	9,499,503
Receivable from broker on swap agreement	(454,583)
Dividends and interest receivable	(7,404)
Variation margin on future contracts	(133,570)
Prepaids and other assets	(1,046)
Payable on investments purchased	(3,368,585)
Payable to broker on swap agreement	(82,842)
Investment Management Fees payable	(29,302)
Interest expense payable	(29,508)
Accounts payable and accrued expenses	(16,863)

Net cash provided by operating activities	19,880,910

Cash flows from financing activities:
Redemptions	(16,486,603)
Distributions	(100,000)
Repayments on line of credit	(8,958,226)

Net cash used in financing activities	(25,544,829)

Net decrease in cash and cash equivalents	(5,663,919)
Cash and cash equivalents at beginning of period	9,018,023

Cash and cash equivalents at end of period	$3,354,104

Supplemental schedule of cash activity:
Cash paid for interest	$168,794

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements

June 30, 2014

(Unaudited)

(1) ORGANIZATION

Salient Alternative Strategies Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified, closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently two feeder funds. The Master Fund has authorized an unlimited number of common shares of beneficial interest (“Common Shares”) and has issued 43,999 Common Shares, which may be issued in more than one class or series.

The Master Fund’s investment objective is to generate returns that are marked by relatively moderate volatility as measured by annualized standard deviation and relatively low correlation to equity and other “risk” markets. The Master Fund pursues its investment objective by investing its assets across a variety of investment funds (the “Investment Funds”), individual securities, swaps, futures and/or other derivatives. The Investment Funds are managed by a carefully selected group of investment managers identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments serve to achieve a portfolio that is broadly allocated.

The board of trustees (each member thereof a “Trustee” and collectively the “Board”) is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, L.P. (the “Adviser”) to manage the Master Fund’s portfolio and operations. The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is registered with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and commodity trading advisor, and is a member of the National Futures Association. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

The Master Fund may invest up to 25% of its total assets in Salient Alternative Strategies Offshore Fund, Ltd. (the “Subsidiary”). The Subsidiary, which is wholly-owned by the Master Fund, and therefore consolidated in the Master Fund’s consolidated financial statements, is organized under the laws of the Cayman Islands. The Subsidiary was formed on June 12, 2012, and has been consolidated since its formation. The Master Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law requirements applicable to regulated investment companies (“RIC”). The Master Fund is invested in Roaring Fork Offshore Fund, Ltd. (the “Offshore Fund”). The Offshore Fund, which as of June 30, 2014, is wholly owned by the Master Fund, and therefore consolidated in the Master Fund’s consolidated financial statements, is organized under the laws of the Cayman Islands. Where the context requires, the “Master Fund” includes the Master Fund, the Subsidiary and the Offshore Fund.

Under the Master Fund’s organizational documents, the Master Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, management expects that risk of loss to be remote.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of the Master Fund, the Subsidiary and the Offshore Fund on a consolidated basis. All intercompany accounts and transactions have been eliminated in consolidation.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund are marked to fair value at the date of the consolidated financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Consolidated Statement of Operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The function of the Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of net assets of the Master Fund as of June 30, 2014.

Investments currently held by the Master Fund are valued as follows:

•	INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or Level 3 in the fair value hierarchy based upon liquidity.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing “bid” and “ask” prices on the valuation date. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Such fair valued securities are typically categorized as Level 2 in the fair value hierarchy, based upon the inputs used to value the securities.

•

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such price is reported by such exchange on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Options that are listed on a securities exchange are generally valued at the midpoint of closing “bid” and “ask” prices for options on the valuation date and are typically categorized as Level 1 in the fair value hierarchy. If no such bid or ask price is reported, the positions are valued at the last sales price on the valuation date. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such investments in good faith using information that is available at such time. Such fair valued options

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Non exchange-traded derivatives, such as swap agreements are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Interest rate and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

•

OTHER—Investments in open-end RICs that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RICs value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value, and are typically categorized as Level 2 in the fair value hierarchy.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the fair valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) DERIVATIVE INSTRUMENTS

All open derivative positions at period-end are presented in the Master Fund’s Consolidated Schedule of Investments. In addition to the derivatives held by the Master Fund, the Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments that the Master Fund utilizes as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives, including the primary underlying risk exposures related to each instrument type.

FUTURES CONTRACTS—The Master Fund may invest in futures contracts to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

entering into a futures contract, the Master Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). In general, payments are made by the Master Fund to the broker if total equity falls below the initial margin when marked to the closing price at the end of each day. The underlying securities are not physically delivered. The Master Fund recognizes a gain or loss equal to the daily fluctuations in the value of the underlying security. Should market conditions move unexpectedly, the Master Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves, to varying degrees, elements of market risk (generally equity price risk related to stock index or equity futures contracts, interest rate risk related to bond futures contracts, and commodity price risk related to commodity futures contracts) and exposure to loss. The face or contract amounts reflect the extent of the total exposure the Master Fund has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the Master Fund to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the Master Fund since the futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures against default.

SWAP AGREEMENTS—The Master Fund invests in swap agreements to replicate the performance of a particular Investment Fund or to adjust or hedge market or risk exposure. As of period end, the Master Fund is invested in total return swaps.

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other at periodic settlement dates, resulting in a single amount that is either due to or from each party.

An interest rate swap involves the exchange of commitments to pay and receive interest based on a notional amount and is subject to interest rate risk exposure. If the other party to an interest rate swap defaults, the Master Fund’s risk of loss consists of the net amount of interest payments that the Master Fund is contractually entitled to receive.

Swap agreements do not involve the physical delivery of assets, thereby limiting the risk of loss to the Master Fund to the net amount of payments it is contractually obligated to make. The use of swap agreements involves, to varying degrees, elements of market risk, equity risk and counterparty risk. The Master Fund remains subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is creditworthy, or unless the swap agreement is centrally cleared. With uncleared swap agreements, the Master Fund bears the risk of loss of the amount expected to be received under the swap agreement if the counterparty fails to perform. The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements as the clearing organization becomes substituted for each counterparty and, in

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Master Fund. However, the Master Fund seeks to minimize this risk by generally requiring collateral, in the form of cash, to be held in a broker segregated account for swap agreements. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of June 30, 2014, and where such derivatives are recorded:

	Assets	Liabilities
	Unrealized Gain on Swap Agreements	Unrealized Loss on Swap Agreements
Equity Risk Exposure:
Swap Agreements	$158,192	$—

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2014:

	Net Realized Gain (Loss) from Derivative Instruments	Change in Unrealized Appreciation/ Depreciation from Derivative Instruments
Equity Risk Exposure:
Futures Contracts	$(108,953)	$(248,980)
Swap Agreements	857,696	158,192

Commodity Risk Exposure:
Futures Contracts	(71,698)	211,604

Interest Rate Risk Exposure:
Futures Contracts	(85,518)	(23,750)
Swap Agreements	186,000	(3,929)

Foreign Exchange Rate Risk Exposure:
Swap Agreements	—	—

As described above, the Master Fund utilized derivative instruments to achieve its investment objective during the six months ended June 30, 2014. The Master Fund may enter into International Swap and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with its derivative contract counterparties whereby the Master Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. Under the ISDA Master Agreements in place at June 30, 2014, the Master Fund is subject to master netting agreements that allow for amounts owed between the Master Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to or from different counterparties. At June 30, 2014, the Master Fund did not hold any derivatives with applicable master netting agreements which were presented on a net basis in the financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

As of June 30, 2014, the Master Fund had one total return swap agreement with Societe Generale and one with Deutsche Bank AG as the counterparties, with no unrealized gain or loss, and had one total return swap agreement with Goldman Sachs as the counterparty, with an unrealized gain of $158,192 as presented in the Consolidated Statement of Assets and Liabilities.

The following is a summary of the average monthly notional value of futures contracts purchased and sold, swap agreements in the Master Fund for the six months ended June 30, 2014, as well as the notional value of futures contracts and swap agreements outstanding as of June 30, 2014:

	Average Monthly Notional Amount	Notional Value Outstanding at June 30, 2014
Futures contracts purchased	$2,419,766	$—
Futures contracts sold	2,679,351	—
Total Return swap agreements	20,569,151	21,227,139
Interest Rate swap agreements	56,000,000	—

(g) CFTC REGULATION

The Master Fund is deemed to be a commodity pool under the Commodity Exchange Act, as amended (the “CEA”). In 2013, the CFTC adopted final regulations designed to harmonize the obligations of registered commodity pool operators (“CPOs”) for commodity pools that are also registered as investment companies under the 1940 Act (the “Harmonization Rules”). Under the Harmonization Rules, the CFTC generally will accept the SEC’s disclosure, reporting, and recordkeeping regime as “substituted compliance” for substantially all of the CFTC’s regulations as long as the CPO complies with applicable requirements under the SEC’s statutory and regulatory compliance regime to which it or the pool is already subject. The Adviser intends to operate the Master Fund in compliance with the CFTC’s Harmonization Rules.

(h) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(i) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; interest expenses and loan fees; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s NAV; research expenses; costs of insurance; registration expenses; offering costs; transfer taxes and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from time to time by the Adviser.

(j) INCOME TAXES

The Master Fund intends to continue to qualify as a RIC by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. When investing in Investment Funds, the Master Fund generally invests its assets in foreign corporations that are classified as passive foreign investment companies (“PFICs”). The Master Fund has elected to have a tax year end of December 31. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax year and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2014, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by federal and state tax jurisdictions.

The Subsidiary is an exempted Cayman investment company for tax purposes. The Subsidiary has made an application to the Governor-in-Council of the Cayman Islands for, and has received, an undertaking exempting it from all local income, profits and capital gains taxes for a period of 20 years from June 26, 2012. Currently, no such taxes are levied in the Cayman Islands.

The Subsidiary and Offshore Fund are Controlled Foreign Corporations (“CFCs”) for U.S. income tax purposes, and are therefore not subject to U.S. income tax. However, as wholly-owned CFCs, the Subsidiary’s and Offshore Fund’s net income and capital gains, to the extent of their earnings and profits, are consolidated into the Master Fund’s investment company taxable income.

The Master Fund’s tax cost as of June 30, 2014, was $46,774,356 resulting in accumulated net unrealized depreciation of $868,151 consisting of $4,990,215 in gross unrealized appreciation and $5,858,366 in gross unrealized depreciation.

As of the latest tax year ended December 31, 2013, the following reclassifications have been made to increase (decrease) such accounts in the Master Fund with offsetting adjustments as indicated:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)	Paid-in-Capital
December 31, 2013	$6,148,314	$(6,148,315)	$1

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2013 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
December 31, 2013	$4,926,628	$—	$4,926,628	$—	$4,926,628

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

As of the latest tax year ended December 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(1)	Total Accumulated Earnings (Deficit)
December 31, 2013	$—	$—	$(5,486,958)	$(1,699,081)	$(7,186,039)

(1)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

As of December 31, 2013, the Master Fund had net capital loss carryforwards (“CLCFs”) as summarized in the tables below.

CLCFs subject to expiration:

Amount	Expires
$1,141,078	2018
2,010,908	2019

CLCFs subject to expiration:

Short-term Amount	Long-term Amount	Total
$—	$747,194	$747,194

These amounts will be available to offset future taxable capital gains. It is the Board’s intent that the Master Fund will not distribute any realized gain distributions until the carryforwards have been offset or expire.

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “qualified late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The Master Fund had deferred losses, which will be treated as arising on the first day of the following tax year end:

	Post-October Capital Loss Deferred	Qualified Late Year Ordinary Loss Deferred	Total
December 31, 2014	$—	$1,587,778	$1,587,778

(k) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions will be paid annually on Common Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. Each shareholder will automatically be a participant under the Master Fund’s Dividend Reinvestment Plan (the “DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Common Shares. Election not to participate in the DRIP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by notice to the Master Fund.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

Common Shares are issued pursuant to the DRIP at the Master Fund’s NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period in which an investor can purchase Common Shares and still be entitled to receive the dividend).

(l) USE OF ESTIMATES

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—unadjusted quoted prices in active markets for identical investments

•	Level 2—investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

•

Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or lock-up periods greater than quarterly

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are required to be supported by market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

The following is a summary categorization as of June 30, 2014, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2		LEVEL 3	Total
	Investments	Investments	Other Financial Instruments^	Investments	Investments	Other Financial Instruments^
Investment Funds
Passive Foreign Investment Companies
Event Driven	$—	$—	$—	$56,996	$56,996	$—
Top Down Alpha	—	10,062,516	—	10,342,413	20,404,929	—
Bottom Up Alpha	—	3,097,361	—	6,263,973	9,361,334	—

Investment Securities
Registered Investment Companies
Money Market Funds	4,516,808	—	—	—	4,516,808	—
Tactical Credit	9,173,040	—	—	—	9,173,040	—
Common Stock	690,288	—	—	—	690,288	—
Asset-Backed Securities	—	—	—	628,424	628,424	—
Sovereign Bonds	—	1,074,386	—	—	1,074,386	—

Derivative Instruments
Swap Agreements	—	—	158,192	—	—	158,192

Total	$14,380,136	$14,234,263	$158,192	$17,291,806	$45,906,205	$158,192

^

Other financial instruments include any derivative instruments not reflected in the Consolidated Schedule of Investments as investments, such as futures contracts and swap agreements. These financial instruments are generally recorded in the consolidated financial statements at the unrealized gain or loss on the financial instrument.

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurements for investments held as of June 30, 2014:

	Fair Value as of June 30, 2014	Valuation Technique	Liquidity of Investments	Unobservable Inputs	Range
Investments
Investment Funds*
Passive Foreign Investment Companies
Event Driven	$56,996	NAV as Practical Expedient	Non-redeemable	N/A	N/A
Top Down Alpha	10,342,413	NAV as Practical Expedient	Monthly or Greater	N/A	N/A
Bottom Up Alpha	6,263,973	NAV as Practical Expedient	Quarterly or Greater	N/A	N/A

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

	Fair Value as of June 30, 2014	Valuation Technique	Liquidity of Investments	Unobservable Inputs	Range
Investment Securities**
Asset-Backed Securities	$628,424	Discounted Cash Flow	N/A	Discount Rate	3.75-4.0%
				Default Rate	0%
				Weighted Average Life	3.2 years

Total Investments	$17,291,806

*

No adjustments were made to the NAVs provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund manager.

**

The Master Fund’s asset-backed security is priced using a third party pricing service. Significant unobservable inputs used in the pricing model include the discount rate, the default rate, and the weighted average life. Increases (decreases) in discount rate, default rate, or weighted average life in isolation would result in a lower (higher) fair value measurement.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. Transfers that occurred between Levels 2 and 3 as of June 30, 2014, based on levels assigned to investments on December 31, 2013, are included in the table below. Transfers between Levels 2 and 3 in the fair value hierarchy generally relate to changes in liquidity provisions of the Investment Funds. The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Balance as of December 31, 2013	Transfers In*	Gross Purchases	Gross Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of June 30, 2014
Passive Foreign Investment Companies
Event Driven	$51,841	$—	$—	$(95)	$95	$5,155	$56,996
Top Down Alpha	9,720,000	—	—	(63,269)	63,269	622,413	10,342,413
Bottom Up Alpha	6,635,543	1,690,840	—	(2,253,440)	427,514	(236,484)	6,263,973
Investments in Securities
Asset-Backed Securities	789,797	—	—	(222,882)	90,781	(29,272)	628,424

Total Investments	$17,197,181	$1,690,840	$—	$(2,539,686)	$581,659	$361,812	$17,291,806

*	Transfers from Level 2 to Level 3 in the fair value hierarchy generally relate to changes in liquidity provisions of the Investment Funds.

The net realized gain (loss) and change in unrealized appreciation/depreciation in the table above are reflected in the accompanying Consolidated Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2014, is $390,114.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a one year lock-up period from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2014, that may qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Event Driven(a)	Seek to profit from companies expecting to face major corporate events.	$57	N/A	N/A	Non-redeemable
Top Down Alpha(b)	Designed to deliver positive returns from investments that attempt to extract excess return from certain markets or sub-markets.	20,405	Monthly - Quarterly	≤ 90	None
Bottom Up Alpha(c)	Invest simultaneously in long and short positions across various asset classes.	9,361	Monthly - Quarterly	45-90	None
		$29,823

*

The information summarized in the table above represents the general terms for a majority of the investments in Investment Funds within the specified investment category. Individual Investment Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms.

(a)

This category includes Investment Funds that invest in securities of companies that are facing a major corporate event. Investments in this category include common and preferred equities as well as debt of companies where the managers expect certain events to occur including mergers, acquisitions, restructurings, spin-offs or significant litigation.

(b)

This category includes Investment Funds that utilize strategies that attempt to extract excess return from certain markets or sub-markets. Investments in this category may include futures contracts, domestic and foreign equity securities, and commodities.

(c)

This category includes Investment Funds that invest in an identified security or group of securities that are undervalued or overvalued relative to another security or security group. Investments under this category may include derivatives, commodities, fixed income securities, and long and short equity strategies.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for all investments in other Investment Funds constituting greater than 5% of net assets as of June 30, 2014:

Passive Foreign Investment Companies	Fair Value as % of Net Assets	Redemption Frequency	Redemption Restrictions and Terms
Blue Mountain Credit Alternatives Fund, Ltd.	5.77%	Quarterly	25% per Quarter
Blueshift Energy Offshore Fund, Ltd.	18.11%	Monthly	0-6 months; 6% early repurchase fee & 6-12 months; 4% early repurchase fee
Cumulus Energy Fund	6.14%	Monthly	None
D.E. Shaw Heliant International Fund, L.P.	6.42%	Monthly	8.33% per Month
Kepos Alpha Fund, Ltd.	7.42%	Quarterly	None

(4) SHAREHOLDERS ACCOUNTS

(a) ISSUANCE OF COMMON SHARES

Upon receipt from an eligible investor of an initial or additional application for Common Shares, which will generally be accepted as of the first business day of each month, the Master Fund will issue new Common Shares. The Common Shares have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Master Fund issues Common Shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Common Shares, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its shareholders. The Common Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

The Master Fund reserves the right to reject any applications for Common Shares.

(b) REPURCHASE OF COMMON SHARES

A shareholder will not be eligible to have the Master Fund repurchase all or any portion of its Common Shares at the shareholder’s discretion at any time. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Common Shares each calendar quarter, pursuant to written tenders by shareholders. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Common Shares, if any, that will be purchased in any tender offer that it does approve. In the event Common Shares are repurchased, there will be a substantial period of time between the date as of which shareholders must accept the Master Fund’s offer to repurchase their Common Shares and the date they can expect to receive payment for their Common Shares from the Master Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2014, the Master Fund held investments in Investment Funds, securities and derivatives.

For the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) was $9,190,074 and $15,650,494, respectively.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, early redemption fees. The Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a one year lock-up period from the date of the initial or additional investment. Investment Funds may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.

(c) AFFILIATED INVESTMENT FUNDS

At June 30, 2014, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the six months ended June 30, 2014) is shown below:

Security	Shares 12/31/2013	Shares 6/30/2014	Fair Value 12/31/2013	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/14	Interest/ Dividend Income
Blueshift Energy Offshore Fund, Ltd.	6,000	6,000	$6,910,447	$—	$—	$—	$724,255	$7,634,702	$—
Roaring Fork Master Fund, L.P.	—	1,500	—	1,500,000	—	—	(222,226)	1,277,774	—

			$6,910,447	$1,500,000	$—	$—	$502,029	$8,912,476	$—

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

(7) DUE FROM BROKERS

The Master Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Master Fund is subject to credit risk to the extent any broker with whom the Master Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Master Fund’s behalf. The Master Fund monitors the financial condition of the brokers with which the Master Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(8) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month end, aggregate, net asset value of the Master Fund and its feeder funds (each a “Fund” and collectively, the “Funds”) (net of any Fund’s net asset value invested in another Fund) (the “Fund’s NAV”). The Master Fund pays its pro rata share of total administration

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

fees based on its proportionate net asset value to the aggregate net asset value of all Funds. The Funds are charged, on an annual basis, 6 basis points on the Fund’s NAV of up to $2 billion, 5 basis points on the Fund’s NAV between the amounts of $2 billion and $5 billion, 2 basis points on the Fund’s NAV between the amounts of $5 billion and $15 billion and 1.25 basis points on the Fund’s NAV over $15 billion. The minimum annual fee is $125,000. The Administrator also provides the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

(9) RELATED PARTY TRANSACTIONS

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”), calculated and accrued monthly, and payable quarterly in arrears, equal to 0.0625% (0.75% annually) of the Master Fund’s net asset value determined at the end of each month. For the six months ended June 30, 2014, the Master Fund incurred $161,640 in Investment Management Fees.

(10) INDEBTEDNESS OF THE FUND

As a fundamental policy, the Master Fund may borrow money or issue any senior security, to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time for the purpose of making investments, funding repurchases of Master Fund Common Shares, and for other working capital and general Master Fund purposes.

For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds. The Master Fund may be required to pledge assets when borrowing, which in the event of an uncured default, could affect the Master Fund’s operations, including preventing the Master Fund from conducting a repurchase of its shares. In addition, the terms of any borrowing may impose certain investment restrictions on the Master Fund. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the shareholders, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund maintains a line of credit agreement (the “Loan Agreement”) with Deutsche Bank Aktiengesellschaft which provides a $25,000,000 credit facility, with available borrowing capacity subject to collateral allocation ratios as defined in the Loan Agreement. Borrowings under the Loan Agreement are secured by the Master Fund’s investments. The Loan Agreement provides for interest accruing on any borrowed amounts at the three-month London Interbank Offered Rate plus a spread of 1.75% per annum, payable quarterly in arrears. The average amount of borrowings during the six months ended June 30, 2014 was $13,757,810. The weighted average interest rate paid on the line of credit on borrowings during the six months ended June 30, 2014 was 1.98%. The asset coverage ratio per unit, per one thousand dollars of indebtedness, is $4,341. The current credit facility agreement expires on September 28, 2016.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

(11) FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Consolidated) (Unaudited)	Year Ended December 31, 2013 (Consolidated)	Year Ended December 31, 2012 (Consolidated)	Year Ended December 31, 2011	For the period from February 1, 2010 through December 31, 2010[1]
Per share operating performance:
Net asset value, beginning of period	$913.56	$980.58	$960.24	$997.18	$1,000.00
Income (loss) from operations:
Net investment loss	(6.50)[2]	(20.75)[2]	(11.96)[2]	(7.39)[2]	(12.51)
Net realized and unrealized gain (loss) from investments	51.18 [2]	56.82 [2]	95.62 [2]	(13.60)[2]	24.16

Net increase (decrease) resulting from operations	44.68	36.07	83.66	(20.99)	11.65
Distributions	—	(103.09)	(63.32)	(15.95)	(14.47)

Total	44.68	(67.02)	20.34	(36.94)	(2.82)

Net asset value, end of period	$958.24	$913.56	$980.58	$960.24	$997.18

Net investment loss to average net assets[3]	(1.40)%	(2.10)%	(1.20)%	(0.74)%	(1.32)%

Total operating expenses to average net assets[3,4]	2.99%	2.43%	1.72%	1.42%	1.42%

Portfolio turnover[5]	23.08%	21.42%	11.65%[6]	54.92%	57.50%

Total return[7]	4.89%	3.68%	8.71%	(2.11)%	1.16%

Net assets, end of period (000s)	$42,162	$43,658	$91,295	$125,916	$99,974

Asset coverage per $1,000 unit of senior indebtedness[8]	$4,341	$3,023	$3,711
Short-term borrowings, end of period (000s)	$12,619	$21,578	$33,672

1	The Master Fund commenced operations on February 1, 2010.
2	Calculated based on average shares outstanding.
3	Ratios are calculated by dividing the indicated amount by average net assets measured at the end of each month during the period. Ratios have been annualized for periods less than twelve months.
4	Expense ratios do not include expenses of the acquired funds that are paid indirectly by the Master Fund as a result of its ownership of the Investment Funds.
5	The portfolio turnover rate is not annualized for periods less than twelve months.
6	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategy that includes investing in short-term derivative instruments.
7	Total return is calculated for the shareholders taken as a whole. Total return is not annualized for periods less than twelve months.
8

Asset coverage is calculated by subtracting the Master Fund’s total liabilities (not including borrowings) from the Master Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2014

(Unaudited)

(12) SUBSEQUENT EVENTS

The Master Fund accepts initial or additional applications for Common Shares generally as of the first business day of each month. There were no investor subscriptions for Common Shares for July 2014.

Based on the net assets of the Master Fund, the Adviser recommended to the Board that a tender offer in an amount up to $4.1 million be made for the quarter ending September 30, 2014 to those shareholders who elect to tender their Common Shares prior to the expiration of the tender offer period. The Board approved such recommendation and shareholders in the Master Fund were notified of a tender offer with an August 20, 2014 expiration date (“Expiration Date”). The amount tendered by those electing to tender their Shares as of the Expiration Date was approximately $4.1 million of the Master Fund. The final amount that is accepted by the Master Fund will be included in the next report to shareholders.

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the consolidated financial statements were issued. Based on this evaluation, no adjustments were required to the consolidated financial statements as of June 30, 2014.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information

June 30, 2014

(Unaudited)

Trustees and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Trustees

The Master Fund and the Salient Alternative Strategies I Fund together pay each of the Trustees who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Trustees”) an annual retainer of $3,333, paid quarterly, an annual Board meeting fee of $2,500, a fee of $333 for each informal Board meeting or telephonic Board meeting, annual fees of $125, $125 and $167 for membership on the Audit, Valuation and Compliance Committees, respectively paid quarterly, annual fees of $1,000, $4,000 and $1,000 for the Audit, Valuation and Compliance Committee chair positions, respectively paid quarterly, and an annual fee of $5,000 to the Lead Independent Trustee, paid quarterly. There are currently six Independent Trustees. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2014.

Asset Class[1]	Fair Value	%
Event Driven	56,996	0.1
Top Down Alpha	20,404,929	44.5
Bottom Up Alpha	9,361,334	20.4
Money Market Funds	4,516,808	9.8
Tactical Credit	9,173,040	20.0
Common Stock	690,288	1.5
Asset-backed Securities	628,424	1.4
Sovereign Bonds	1,074,386	2.3

Total Investments	45,906,205	100.0

1	The complete list of investments included in each asset class is included in the Consolidated Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information, continued

June 30, 2014

(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the period ended June 30, 2014 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about Trustees of the Master Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 21, 2014, the Board, including the Independent Trustees, considered and approved the continuation of the Investment Management Agreement between the Master Fund and the Adviser (the “Advisory Agreement”). In preparation for review of the Advisory Agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. The Independent Trustees also met in-person among themselves prior to the January 21 meeting and on January 20, 2014 to review and discuss aspects of these materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Trustees, the Adviser made presentations regarding the materials and responded to questions from the Independent Trustees relating to, among other things, portfolio management, the Master Fund’s investment and risk management programs, Master Fund’s and Adviser’s compliance programs, Master Fund performance including benchmarks and comparisons to other funds, Master Fund fee levels, other portfolios (including fees) managed by the Adviser and its affiliates and the Adviser’s profitability (including revenue of the Adviser across all of its funds). The Board, including the Independent Trustees, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings. The Independent Trustees were assisted at all times by independent counsel.

Following the Board’s review, the Independent Trustees concluded that the Advisory Agreement continues to enable the Master Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. They stated that prudent exercise of judgment warranted renewal of the advisory fees. It also was noted that the Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s focus on analysis of complex asset categories and direct investment strategies; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance, risk and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers. The Board concluded that the nature, extent and

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information, continued

June 30, 2014

(Unaudited)

quality of the management and Advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year the same quality of investment management and related services as provided in the past, that these services are appropriate in scope and extent in light of the Master Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Funds. The Board evaluated the comparative information provided by the Adviser regarding the Master Fund’s investment performance, and information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Master Fund’s investment performance for the period, although a retrenchment from the prior year, was being addressed by the Adviser in light of the Master Fund volatility objectives. On the basis of the Independent Trustees’ assessment, the Independent Trustees concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Master Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Master Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Master Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Master Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Master Fund and the Adviser. The Board also noted the expected impact of an expense limitation agreement that was approved.

The extent to which economies of scale would be realized as the Master Fund grows and whether fee levels reflect these economies of scale for the benefit of Master Fund investors. While noting that the management fees will not decrease as the level of Master Fund assets increase, the Board concluded that the management fees reflect the Master Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Master Fund, investment decision-making, and the competitive nature of the investment company market as relevant to the Master Fund. The Board noted that the Master Fund was of modest size and not presently growing. The Board noted that it will have the opportunity to periodically re-examine whether the Master Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Master Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Master Fund and investors therein, and are consistent with industry practice and the best interests of the Master Fund and its shareholders. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Master Fund.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and has maintained and expanded the financial, compliance and

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information, continued

June 30, 2014

(Unaudited)

operational resources reasonably necessary to manage the Master Fund in a professional manner that is consistent with the best interests of the Master Fund and its shareholders. The Independent Trustees also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Master Fund. The Board, in reaching its determination to renew the Advisory Agreement, noted its awareness that shareholders in the Master Fund have a range of investment choices available to them, including choices among funds offered by the Adviser’s competitors, and that the Master Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Master Fund, have chosen to invest in the Master Fund managed by the Adviser.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Privacy Policy (Unaudited)

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Consolidated Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Salient Alternative Strategies Master Fund

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: August 26, 2014

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: August 26, 2014